Discontinued Operations And Assets Held For Sale	12 Months Ended
Dec. 31, 2011
Discontinued Operations And Assets Held For Sale [Abstract]
Discontinued Operations And Assets Held For Sale

Note 15—Discontinued Operations and Assets Held for Sale

We report results of operations from real estate assets that meet the definition of a component of an entity and have been sold, or meet the criteria to be classified as held for sale, as discontinued operations.

During the nine months ended September 30, 2012, we sold 31 operating properties in the Atlanta, Charlotte, New Jersey, Houston and Dallas markets, to third-parties for combined gross proceeds of $85.5 million. Of the properties sold, 14 were in the Central operating segment and 17 were in the East operating segment, together totaling approximately 2.0 million square feet. The results of operations and any impairment losses recorded related to these properties have been retrospectively reclassified and are included in "Income (loss) from discontinued operations" in the Consolidated Statements of Operations for the years ended December 31, 2011, 2010, and 2009. Included in this reclassification are impairment losses related to properties sold during the nine months ended September 30, 2012 of $0.4 million and $4.6 million that were recorded in continuing operations during the years ended December 31, 2011 and 2010, respectively.

During the year ended December 31, 2011, we sold 16 operating properties to unrelated third-parties. Six of these properties were in the Central operating segment and ten were in the East operating segment, together totaling approximately 2.7 million square feet. These sales resulted in gains of approximately $12.0 million and impairment losses totaling $7.8 million.

During the year ended December 31, 2010, we sold eight operating properties to unrelated third-parties. Two of the properties sold were in the West operating segment, five were in the East operating segment and one was in the Central operating segment, together totaling approximately 0.5 million square feet, and resulted in gains of approximately $2.1 million and impairment losses of $3.5 million.

During the year ended December 31, 2009, we sold three operating properties to unrelated third-parties. These three properties were in our Central operating segment and totaled approximately 0.9 million square feet. We also sold two land parcels in the East segment comprised of approximately 4.3 acres. These sales resulted in gains of approximately $1.3 million and impairment losses totaling $0.7 million.

For the years ended December 31, 2011, 2010 and 2009 income from discontinued operations includes the results of operations of these properties prior to the date of sale. We included all results of these discontinued operations in a separate component of income in our Consolidated Statements of Operations under the heading "Income (loss) from discontinued operations." This treatment resulted in certain reclassifications of financial statement amounts for the years ended December 31, 2011, 2010 and 2009. For further details of our policy on discontinued operations, impairment of assets held for sale and related fair value measurements, see Note 2 – Summary of Significant Accounting Policies.

The following is a summary of the components of income (loss) from discontinued operations for the years ended December 31, 2011, 2010 and 2009 (in thousands).

	2011	2010	2009
Rental revenues	$ 18,173	$ 18,843	$ 23,563
Rental expenses and real estate taxes	(5,119)	(5,936)	(6,126)
Real estate related depreciation and amortization	(11,378)	(11,429)	(11,667)
General and administrative	(2)	—	(220)

Operating income	1,674	1,478	5,550
Interest expense	(469)	(524)	(590)
Interest income and other income (expense)	61	(45)	722
Income tax benefit (expense) and other taxes	—	(19)	(239)
Casualty gain	1,265	—	—

Income (loss) before gain on dispositions of real estate interests and impairment losses	2,531	890	5,443
Gain on dispositions of real estate interests	12,030	2,077	1,349
Impairment losses	(8,207)	(8,012)	(681)

Income (loss) from discontinued operations	$ 6,354	$ (5,045)	$ 6,111